Aug. 31, 2024
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund Investment Objective
The fund seeks long-term growth of principal in conjunction with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	.36	.36
Other expenses:
Shareholder services fees	none	.25
Administration fees	.07	.07
Miscellaneous other expenses	.06	.06
Total other expenses	.13	.38
Acquired fund fees and expenses**	.42	.42
Total annual fund operating expenses	.91	1.16
Fee waiver and/or expense reimbursement***	(.04)	(.04)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.87	1.12

* The fund has agreed to pay an investment advisory fee at the rate of .65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of .40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of .15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
** "Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
*** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$89	$286	$500	$1,116
Investor	$114	$365	$634	$1,405

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30.53% of the average value of its portfolio.

Principal Investment Strategy

The fund may invest in both individual securities and other investment companies, including other series of BNY Mellon Funds Trust (the Trust), funds in the BNY Mellon Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets. The underlying funds are selected by BNYM Investment Adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders. The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by BNYM Investment Adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and BNYM Investment Adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by BNYM Investment Adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Income Stock Fund BNY Mellon Appreciation Fund, Inc. BNY Mellon Research Growth Fund, Inc. BNY Mellon Dynamic Value Fund	45%	20% to 60%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small Cap Multi-Strategy Fund BNY Mellon US Small Cap Core Equity ETF	7%	0% to 20%
Developed International and Global Equities BNY Mellon International Fund BNY Mellon International Equity Fund BNY Mellon Global Stock Fund BNY Mellon International Stock Fund BNY Mellon Developed Markets Real Estate Securities Fund	8%	0% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	4%	0% to 20%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Unaffiliated Investment Company	27%	15% to 55%

Asset Class	Target	Range
High Yield Bonds BNY Mellon High Yield Fund BNY Mellon Floating Rate Income Fund	3%	0% to 10%
Emerging Markets Debt Unaffiliated Investment Company	0%	0% to 10%
Diversifying Strategies BNY Mellon Dynamic Total Return Fund Unaffiliated Investment Companies	5%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

The asset classes and the target weightings and ranges have been selected for investment over longer time periods based on BNYM Investment Adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, BNYM Investment Adviser will consider whether to reallocate the fund's assets, but is not required to do so. BNYM Investment Adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. BNYM Investment Adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when BNYM Investment Adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, the S&P 500® Index and the Morningstar Moderate Target Risk Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 15.93% Worst Quarter Q1, 2020: -16.45%

During the periods shown in the chart: Best Quarter Q2, 2020: 15.93% Worst Quarter Q1, 2020: -16.45%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 13.59%.
Average Annual Total Returns as of 12/31/23

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	14.60%	9.11%	6.41%
Class M returns after taxes on distributions	13.85%	7.42%	4.84%
Class M returns after taxes on distributions and sale of fund shares	8.85%	6.91%	4.74%
Investor returns before taxes	14.36%	8.84%	6.16%
Bloomberg U.S. Aggregate Bond Index* reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
S&P 500 ® Index* reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%
Morningstar Moderate Target Risk Index reflects no deductions for fees, expenses or taxes	13.22%	7.38%	5.72%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.